Accrued royalties liability	12 Months Ended
Sep. 30, 2025
Accrued royalties liability
Accrued royalties liability

10.Accrued royalties liability

On April 29, 2021, the Company acquired the Low Energy Cartridge technology, a proprietary non-lethal cartridge-based firing system (subsequently branded as PARA SHOTTM system). This technology acquisition includes all intellectual property rights for the PARA SHOTTM system. As part of that arrangement the Company agreed to pay a 7% royalty on annual sales of the PARA SHOTTM system to the seller, net of taxes and duties, up to a maximum of $10 million, subject to minimum annual royalty payments starting in 2022.

The minimum annual royalty payments are as follows:

Payment Date	Amount
April 29, 2026	$200,000
April 29, 2027	250,000
April 29, 2028	250,000
April 29, 2029	300,000
April 29, 2030	300,000
April 29, 2031	350,000
April 29, 2032	350,000
Total	$2,000,000

Historically the payment date has been treated as the anniversary of the closing date of the Purchase Agreement (“Agreement”) being the date when the consideration shares were issued.

The royalty payment obligation of the Agreement will expire in 20 years unless terminated earlier under the terms set out in the Agreement. At its sole discretion, the Company may terminate this Agreement for convenience, including if market conditions for sales of the PARA SHOTTM system become unfavorable subject to 60 day’s prior written notice. Upon termination, the Company will be fully released and discharged by the seller for any future royalties. In return, the Company will return all intellectual property rights relating to the PARA SHOTTM system.

The fair value of the minimum royalty payments was determined based on the income approach, specifically discounted cash flows, using a discount rate of 13.7% per annum at the time the agreement was entered into. Using the effective interest rate method the Company is accreting this liability over time up to the principal amount owed.

During the year ended September 30, 2025, the Company recorded $168,874 of accretion cost relating to the discounted minimum royalty payments, which is included in net finance costs in the consolidated statements of net loss and comprehensive loss (2024 - $180,965, 2023 - $170,373). As at September 30, 2025, $1,287,009 of accrued royalties liability was outstanding (2024 - $1,318,135, 2023 - $1,287,170).